Financial risk management - Summary of group's exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Insurance contracts assets-
Life insurance issued	S/ 18,602	S/ 26,287
Insurance contracts liabilities-
Life insurance issued	(12,522,352)	(12,205,641)
Life reinsurance held	(6,354)	(7,260)
Financial assets at fair value through profit or loss	1,919,768	1,714,641
Financial assets, debt instruments measured at fair value through other comprehensive income	20,724,892	21,246,569
Debt instruments at amortized cost	67,579,297	61,651,344
Interest rate risk [member]
Insurance contracts assets-
Life insurance issued	18,602	26,287
Insurance contracts liabilities-
Life insurance issued	12,522,352	12,205,641
Life reinsurance held	1,968	1,895
Financial assets at fair value through profit or loss	376,649	307,036
Financial assets, debt instruments measured at fair value through other comprehensive income	13,268,028	12,446,165
Debt instruments at amortized cost	24,838	23,584
Total	S/ 26,212,437	S/ 25,010,608